Annual Operating Expenses - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Brokerage and Investment Management Portfolio - Select Brokerage and Investment Management Portfolio
Apr. 29, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.75%